INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Investment income	$177	$223	$68
Fee revenue	228	259	131
Dividend income	44	6	10
Interest income and other	45	107	57
Participating loan interests	—	8	17
Total investment and other revenue	$494	$603	$283